Short-Term Debt (Short-Term Debt and Related Weighted-Average Interest Rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short-term debt and the related weighted-average interest rates
Short-term borrowings, gross	$ 1,923	$ 1,446
Classification as liabilities held for sale	(391)	(212)
Short-term debt	$ 1,807	$ 1,400
Weighted average interest rate	4.24%	5.05%
NMGC
Short-term debt and the related weighted-average interest rates
Classification as liabilities held for sale	$ (116)	$ (46)
Advances on revolving credit and term facilities | TECO Finance
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 7	$ 265
Weighted average interest rate	5.21%	5.53%
Bank indebtedness | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 0	$ 2
Weighted average interest rate	0.00%	0.00%
Bank indebtedness | Canadian Electric Utilities
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 42	$ 0
Weighted average interest rate	0.00%	0.00%
Advances on revolving credit facilities | TEC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 1,059	$ 915
Weighted average interest rate	4.01%	4.77%
Advances on revolving credit facilities | PGS
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 199	$ 199
Weighted average interest rate	4.63%	5.36%
Advances on revolving credit facilities | NMGC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 20	$ 46
Weighted average interest rate	4.77%	5.52%
Advances on revolving credit facilities | GBPC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 0	$ 19
Weighted average interest rate	0.00%	7.20%
Advances on non-revolving term facilities | Canadian Electric Utilities
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 500	$ 0
Weighted average interest rate	3.35%	0.00%
Advances on non-revolving term facilities | NMGC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 96	$ 0
Weighted average interest rate	4.63%	0.00%